SHARE-BASED COMPENSATION - Employee and Non-Employee Share Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Oct. 27, 2022 $ / shares
Number of Options
Outstanding at beginning of the year (in shares)	45,795	45,795	45,795	45,795
Granted (in shares)	0	0	0	0	0
Outstanding at end of the year (in shares)	30,175	30,175	45,795	45,795	45,795
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.01
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	1 year 10 months 13 days	1 year 10 months 13 days	2 years 10 months 9 days	2 years 10 months 9 days	3 years 10 months 13 days
Average intrinsic value
Outstanding at beginning of the year | ¥		¥ 252		¥ 249
Outstanding at end of the year | ¥		¥ 166		¥ 252	¥ 249
Employee Stock Option
Number of Options
Outstanding at beginning of the year (in shares)	1,996,947	1,996,947
Expired (in shares)	(18)	(18)
Exercised (in shares)	(319,060)	(319,060)
Outstanding at end of the year (in shares)	1,677,869	1,677,869	1,996,947	1,996,947
Vested and exercisable at end of the year (in shares)	1,677,869
Vested and expected to vest at end of the year (in shares)	1,677,869
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.01
Exercised (in dollars per share) | $ / shares	0.01
Outstanding at end of the year (in dollars per share) | $ / shares	0.01		$ 0.01
Vested and exercisable at end of the year (in dollars per share) | $ / shares	0.01					$ 0.01
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	2 years 7 days	2 years 7 days	3 years 2 months 4 days	3 years 2 months 4 days
Vested and exercisable (in years)	2 years 7 days	2 years 7 days
Vested and expected to vest (in years)	2 years 7 days	2 years 7 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 599
Outstanding at end of the year | $	198		$ 599
Exercised | ¥		¥ 0		¥ 0	¥ 330
Vested and exercisable at end of the year | $	198
Vested and expected to vest at end of the year | $	$ 198